Commitments and Contingent Liabilities (Environmental) (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) a	Dec. 31, 2015 USD ($)
Environmental Remediation [Line Items]
Accrual for environmental remediation activities		$ 290
Loss contingency, potential additional loss		611
Pompton Lakes [Member] | Lead and Mercury Emissions [Member]
Environmental Remediation [Line Items]
Accrual for environmental remediation activities		87
Loss contingency, potential additional loss		$ 119
Area of lake | a	36
Environmental remediation expense	$ 50
Minimum [Member]
Environmental Remediation [Line Items]
Average time frame of disbursements of environmental site remediation		15 years
Minimum [Member] | Pompton Lakes [Member] | Lead and Mercury Emissions [Member]
Environmental Remediation [Line Items]
Average time frame of disbursements of environmental site remediation	2 years
Maximum [Member]
Environmental Remediation [Line Items]
Average time frame of disbursements of environmental site remediation		20 years
Maximum [Member] | Pompton Lakes [Member] | Lead and Mercury Emissions [Member]
Environmental Remediation [Line Items]
Average time frame of disbursements of environmental site remediation	3 years